Share-based Payment	12 Months Ended
Mar. 31, 2018
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Share-based Payment
39	SHARE-BASED PAYMENT

Stock Option Plans

SMFG had introduced compensation-type stock options to directors, corporate auditors, and executive officers of SMFG and SMBC (“SMFG Stock Acquisition Rights”), which served as an incentive for them to further contribute to the equity appreciation and achieve better corporate performance through sharing the benefits and risks of the share price performance with the shareholders. The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights(1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)	A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2018 and 2017 were as follows:

	For the fiscal year ended March 31,
	2018		2017
	Number of options(1)	Weighted average exercise price	Number of options(1)	Weighted average exercise price
Outstanding at beginning of period	1,180,000	¥1	984,400	¥1
Granted	—	—	201,200	1
Exercised	(174,700)	1	(4,400)	1
Forfeited or expired	(2,300)	1	(1,200)	1

Outstanding at end of period	1,003,000	¥1	1,180,000	¥1

Exercisable at end of period	463,100	¥1	421,900	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.

The weighted average stock price at the date of exercise was ¥4,245 and ¥4,400 for the fiscal years ended March 31, 2018 and 2017, respectively.

Summarized information about stock options outstanding at March 31, 2018 and 2017 was as follows:

		At March 31,
		2018		2017
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	1,003,000	25.3	1,180,000	26.3

The amounts of stock options recognized as expenses were measured based on the fair value of stock options granted, which were ¥135 million and ¥581million for the fiscal years ended March 31, 2018 and 2017, respectively, and included in “General and administrative expenses” in the consolidated income statement. The fair value of stock options was measured using Black-Scholes option-pricing model.

The following table represents the fair value of stock options and the assumptions used to measure the fair value for the fiscal year ended March 31, 2017. During the fiscal year ended March 31, 2018, there were no issuance of new stock options since SMFG and SMBC resolved to discontinue the issuance of new stock options.

For the fiscal year ended March 31, 2017
Fair value at measurement date	¥2,811
Stock price	¥3,362
Exercise price	¥1
Expected volatility(1)	32.20%
Expected remaining lives (in years)(2)	4
Expected dividends per share(3)	¥150
Risk free interest rate(4)	0.17%

(1)	Calculated based on the actual stock prices during the 4 years August 16, 2012 to August 15, 2016 for the fiscal year ended March 31, 2017.
(2)	The average expected remaining life could not be estimated rationally due to insufficient amount of data. Therefore, it was estimated based on average remaining service life of directors of SMFG and SMBC.
(3)	Expected dividends are based on the estimated dividends to be paid in next twelve months from the date of grant.
(4)	Japanese government bond yield corresponding to the average expected remaining life.

Compensation Plans Utilizing Restricted Stock

On July 10, 2017, the SMFG compensation committee resolved to revise the executive compensation policy and to introduce new stock compensation plans that utilize restricted stock.

The plans consist of Stock Compensation Plan I (“Plan I”), which determines remuneration primarily based on the medium-term performance, Stock Compensation Plan II (“Plan II”), which determines remuneration primarily based on the annual performance and Stock Compensation Plan III (“Plan III”), which determines remuneration primarily based on corporate title.

Plan I (medium-term performance share plan) has an evaluation period of three years starting from the fiscal year ended March 31, 2018, corresponding with the medium-term management plan. Executives are initially allotted shares of restricted stock equivalent to the monetary amount determined based on the executive’s corporate title. After the completion of the evaluation period, the compensation committee will review the progress of the medium-term management plan, performance of SMFG’s common stock, and results of customer satisfaction surveys and other factors, to determine the final amount to be released from transfer restrictions. In case the final amount falls below the initial amount, SMFG will retrieve all or part of the allotted shares at no cost.

Under Plan II (annual performance share plan), executives are allotted shares of restricted stock equivalent to a certain portion of the monetary amount determined based on the annual performance of SMFG and SMBC, as well as on the individual performance of the executives reviewed both from short-term and medium-to-long-termperspectives. The remainder will be paid to the executives as a cash bonus. Transfer restrictions on these shares are released evenly over the three-year period following the year of allotment.

Under Plan III (promotion reward plan), executives are allotted shares of restricted stock equivalent to pre-determined compensation amounts per title, reflecting the increased responsibilities derived from promotions. Restrictions shall apply to the shares until the earlier of 30 years from allotment or when the executive retires from office.

The eligible executives for the plans are directors (excluding outside directors), corporate executive officers and executive officers of SMFG and directors (excluding outside directors), executive officers and corporate auditors (excluding outside corporate auditors), etc. of SMBC, who are designated by the SMFG compensation committee or by SMBC and residing and serving in Japan. However, members of the SMFG audit committee and SMBC corporate auditors will only be eligible for Plan III.

As part of the new policy, SMFG and SMBC introduced provisions for forfeiture and claw-back of vested stock under the plans in order to restrain excessive risk-taking and foster a prudent risk culture expected of a financial institution.

The number of restricted shares for the fiscal year ended March 31, 2018 and the fair value of restricted shares at the measurement date were as follows:

For the fiscal year ended March 31, 2018
Outstanding at beginning of period	—
Allotted	387,765
Released	—
Forfeited	—

Outstanding at end of period	387,765

Fair value at measurement date	¥4,372

The fair value of restricted shares is based on the market price of SMFG common stock. If any granted conditions exist, the terms and conditions upon which the shares were granted, are taken into account when estimating both the number of shares expected to vest and the fair value of the shares granted. The amount of restricted shares recognized as expenses was measured based on the fair value of the restricted shares granted, which was ¥803 million for the fiscal year ended March 31, 2018 and included in “General and administrative expenses” in the consolidated income statement.